Derivative Instruments (Tables)	3 Months Ended
Mar. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Assets

The following table summarized the notional amount at inception and fair value of these instruments recognized as "Derivative financial assets" in the unaudited condensed consolidated statements of financial position:

Derivative financial instrument	Fixed rate	Notional amount	Index	Effective date	Maturity Date	Fair value as at March 31, 2024	Fair value as at December 31, 2023
Interest rate swap	2.1%	$285,755	USD-1 month SOFR	March 31, 2022	March 31, 2026	$10,823	$10,427
Forward starting interest rate swap	3.3%	$110,047	USD-1 month SOFR	March 31, 2026	December 31, 2027	$274	$-